Operating leases (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Operating leases [Abstract]
Lease expenses	$ 416,437	$ 403,116	$ 359,749